Taxation - Cyprus IP box regime (Details)		6 Months Ended
	Jul. 01, 2021	Jun. 30, 2023
Taxation
Percentage of deemed deduction		80.00%
Period for amortization provisions		5 years
Maximum effective tax rate on eligible IP income.		2.50%
Percentage of tax loss set off limit	20.00%
Period for tax loss carry forward		5 years
Qualifying profit	80.00%